Financial instruments and financial risk factors - Schedule of future cash outflows for derivative instruments (Details) - USD ($) $ in Millions	Mar. 19, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows		$ 31,779	$ 25,984
Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, undiscounted cash flows		33,704	24,787
Within one year
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows		2,384	1,678
Within one year | Subsequent Event
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	$ 1,800
Within one year | Subsequent Event | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, undiscounted cash flows	$ 1,900
1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows		1,976	2,384
2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows		2,017	2,838
3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows		3,074	2,906
4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows		2,582	3,321
5 to 10 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows		15,263	10,633
Over 10 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows		$ 4,483	$ 2,224